Significant Accounting Policies (Details) - Schedule of Financial Statements (Parentheticals)	11 Months Ended
Dec. 31, 2022 $ / shares
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Diluted net income (loss) per share	$ (1.49)
As Previously Reported [Member] | Common Stock Subject to Mandatory Redemption [Member]
Condensed Financial Statements, Captions [Line Items]
Diluted net income (loss) per share	0.81
Adjustment # 1 [Member]
Condensed Financial Statements, Captions [Line Items]
Diluted net income (loss) per share	0.24
Adjustment # 1 [Member] | Common Stock Subject to Mandatory Redemption [Member]
Condensed Financial Statements, Captions [Line Items]
Diluted net income (loss) per share	(0.12)
Adjustment # 2 [Member]
Condensed Financial Statements, Captions [Line Items]
Diluted net income (loss) per share
Adjustment # 2 [Member] | Common Stock Subject to Mandatory Redemption [Member]
Condensed Financial Statements, Captions [Line Items]
Diluted net income (loss) per share	(0.02)
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Diluted net income (loss) per share	(1.25)
As Restated [Member] | Common Stock Subject to Mandatory Redemption [Member]
Condensed Financial Statements, Captions [Line Items]
Diluted net income (loss) per share	$ 0.67